Trade And Other Receivables - Summary Of Provision For Expected Credit Losses For Receivables (Detail) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Provision For Expected Credit Losses For Receivables [line items]
Provision for expected credit losses	$ (2,403,782)	$ (1,076,678)	$ (347,822)
Provision for expected credit losses for trade receivables
Disclosure Of Provision For Expected Credit Losses For Receivables [line items]
Provision for expected credit losses	(1,857,436)	(816,655)
Provision for expected credit losses for customer wallet receivables
Disclosure Of Provision For Expected Credit Losses For Receivables [line items]
Provision for expected credit losses	$ (546,346)	$ (260,023)